Right of use assets (Details Narrative)	1 Months Ended
	Apr. 30, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Right Of Use Assets
Right of use carrying amount	$ 1,133,786	$ 4,337,727	$ 5,577,883	$ 4,949,372
Fair value of right of use	2,906,636
Fair value adjustment	$ 1,772,850